Segments - Schedule of Consolidated Condensed Financial Statements (Details) - Operating Segments [Member] - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Consolidated Condensed Financial Statements [Line Items]
Government grant revenue			$ 75,000		$ 100,000
Operating expenses:
Research personnel compensation costs, including stock-based compensation		287,000	380,000	945,000	1,198,000
CRO and regulatory costs		315,000		315,000	15,000
Administrative personnel compensation costs, including stock-based compensation		4,125,000	302,000	4,861,000	1,014,000
Rent and office costs		97,000	34,000	415,000	196,000
Legal and accounting costs		976,000	426,000	1,625,000	1,018,000
Transaction costs		15,060,000		15,060,000
Other income (expense)	[1]	848,000	36,000	915,000	77,000
Total segment expenses		21,708,000	1,178,000	24,136,000	3,518,000
Loss from operations		(21,708,000)	(1,103,000)	(24,136,000)	(3,418,000)
Other income (expense)
Gain (loss) on change in the fair value of related party convertible debt		258,000	(319,000)	(52,000)	(427,000)
Gain on change in the fair value of warrant liabilities		884,000		884,000
Loss on change in the fair value of digital assets		(28,000)		(28,000)
Interest expense		(169,000)	(1,073,000)	(2,496,000)	(3,138,000)
Financing costs		(1,443)		(1,443,000)
Other income		15,000	(1,000)	15,000	5,000
Total other expense, net		(484,000)	(1,394,000)	(3,210,000)	(3,560,000)
Net loss and comprehensive loss		$ (22,192,000)	$ (2,497,000)	$ (27,256,000)	$ (6,978,000)

[1]	Other expenses includes small balances of research materials and supplies along with insurance costs and other third party service providers.